Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Goodwill	Goodwill

Goodwill arising from the acquisition of a business is recorded at cost at the acquisition date, less accumulated impairment losses, if any.

Goodwill is stated at cost and not amortized but is tested for impairment on an annual basis and whenever there is an indicator that the cash-generating unit to which goodwill has been allocated may be impaired.

3.1.1 Goodwill impairment

Goodwill is tested for impairment annually at the cash-generating unit level, which is the level at which the assets generate largely independent cash inflows and are monitored for internal management purposes. An impairment loss is recognized whenever the carrying amount of an asset or the related cash-generating unit exceeds its recoverable amount. Impairment losses are recognized in the consolidated statements of profit or loss.

Impairment losses recognized for cash-generating units first reduce allocated goodwill and then the carrying amounts of the other assets in the unit on a pro rata basis.

Refer to Note 12. Goodwill and Note 4. Critical accounting judgements and key sources of estimation uncertainty or further information on the goodwill exposure and estimates applied, respectively.

Transactions in foreign currency	Transactions in foreign currency

When preparing the financial statements of the individual underlying entities of the Group, transactions in a currency other than the functional currency of the entity (“foreign currency”) are recorded using the exchange rates in effect on the transaction date. At the end of each reporting period, monetary items denominated in a foreign currency are reconverted at the exchange rates prevailing at that date. Non-monetary items calculated in terms of historical cost, in foreign currency, have not been reconverted.

For purposes of presenting the consolidated financial statements, the assets and liabilities of the Group’s foreign currency transactions are expressed in USD, using the exchange rates prevailing at the end of the respective reporting period. Revenues and expenses are translated at the average exchange rates for the respective period. The exchange differences that arise, if applicable, are recognized through other comprehensive income and are accumulated in equity (attributed to the non-controlling interests when appropriate).

Leases - Right-of-use assets & lease liabilities	Leases - Right-of-use assets & lease liabilities

The Group assesses whether a contract is or contains a lease at inception of a contract. The Group recognizes a right-of-use asset and a corresponding lease liability with respect to all lease agreements in which it is the lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value assets (defined as assets with a value less than $5,000). For these leases, the Group recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease, and payments for these leases are presented in the combined statements of cash flows from operating activities.

The right-of-use assets comprise the initial measurement of the corresponding lease liability, lease payments made at or before the commencement date and any initial direct costs. They are subsequently measured at cost less accumulated depreciation and impairment losses. The right-of-use assets are depreciated starting at the commencement date and over the shorter period of useful life of the underlying asset (in the case the lease transfers ownership of the underlying asset to the Group by the end of the lease term or cost of the right-of-use assert reflects that the Group will exercise a purchase option) and lease term.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the interest rate implicit in the lease. If this rate cannot be readily determined, the Group uses its incremental borrowing rate specific to the country, term and currency of the contract. In addition, the Group considers its recent indebtedness as well as publicly available data for instruments with similar characteristics when calculating the incremental borrowing rates.

Lease payments include fixed payments, less any lease incentives, variable lease payments that depend on an index or a rate known at the commencement date, and purchase options or extension option payments if the Group is reasonably certain to exercise these options. Variable lease payments that do not depend on an index or rate are not included in the measurement of the lease liability and right-of-use asset and are recognized as an expense in the combined income statements in the year/period in which the event or condition that triggers those payments occurs.

A lease liability is remeasured upon a change in the lease term, changes in an index or rate used to determine the lease payments or reassessment of exercise of a purchase option. The corresponding adjustment is made to the related right-of-use asset.

The lease liability is presented in the ‘Borrowings’ line and the right-of-use assets are presented in a single line in the consolidated balance sheet. In addition, the principal portion of the lease payments is presented within financial activities and the interest component is presented within operating activities in the consolidated statements of cash flows.

Financial Instruments	Financial Instruments

Financial assets and liabilities are recognized when an entity of the Group becomes party to the contractual provisions of an instrument.

Financial assets and liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and liabilities (other than those designated at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or liabilities, when appropriate, at initial recognition. Transaction costs directly attributable to the acquisition of financial assets or liabilities designated at fair value through profit or loss are recognized immediately through profit or loss.

3.4.1 Classification of financial assets

If and when applicable the Company follows the framework and requirements outlined in IFRS 9 to classify financial assets based on whether:

●	The financial asset is held within a business model whose objective is to collect contractual cash flows or whose objective is achieved through the collection of contractual cash flows and the sale of financial assets; and

●	The contractual terms give rise to cash flows that are only payments of principal and interest.

By default, all other financial assets are subsequently measured at fair value through profit or loss.

Trade receivables are amounts due from customers for goods sold or services performed in the ordinary course of business. They are generally due for settlement within 30 days and are therefore all classified as current. Trade receivables are recognized initially at the amount of consideration that is unconditional, unless they contain significant financing components, when they are recognized at fair value. The Group holds the trade receivables with the objective of collecting the contractual cash flows and therefore measures them subsequently at amortized cost using the effective interest method.

3.4.2 Gains and losses in foreign currency

Trade receivables denominated in a currency other than the subsidiaries’ functional currency is determined in that foreign currency and converted to the subsidiaries’ functional currency at the end of each reporting period using the then prevailing spot rate. Exchange differences are recognized through profit or loss and are classified within other expenses.

3.4.3 Impairment of financial assets

The Group recognizes a provision for expected credit losses on trade and other receivables.

The Group applies the ‘simplified’ approach as required by IFRS 9 since generally the Group’s trade receivables do not include a significant financing component. The Group therefore recognizes the lifetime expected credit losses over the life of the trade and other receivables.

Other receivables are generally assessed individually and a lifetime expected credit loss is estimated based on the receivable and debtor specific facts and circumstances.

3.4.4 Definition of default

The Group considers that an event of default has occurred when more than 50% of the customers trade receivable balance is more than 90 days overdue, unless there is reasonable and supportable information to demonstrate that such default is not in existence.

3.4.5 Impaired trade receivables

A financial asset has been impaired when one or more events have occurred that have a negative impact on the estimated future cash flows of the trade receivable. The evidence of credit impairment includes observable data on the following events:

●	significant financial difficulty of the customer;

●	customer enters into or is likely to enter into bankruptcy;

●	a breach of contract, such as an expired event;

●	for economic or contractual reasons one or more concessions have been granted.

3.4.6 Measurement of impairment

The expected credit losses on trade receivables are estimated using a methodology where a probability of default is estimated based on historical information, adjusted for current and forecasted economic conditions, if applicable. If applicable and significant, the Group may adjust the provision based on a probability weighing of various scenarios and factors in the time value of money:

●	Probability of default (‘PD’): The PD is derived by analyzing a rolling dataset of twenty-four months in which trade receivables are tracked and analyzed as they move through the aging buckets.

●	Loss given default: The Group typically defines the loss given default to be one hundred percent.

●	Exposure at default: The trade receivable balance as of the reporting date, net of advances and credit notes.

As of the reporting dates presented, the Group has not deemed these to be significant.

The Group estimates the probability of default at the pool level and then applies such pool level PD to the trade receivables within that pool. The Group generally defines each pool within its main subsidiaries as:

●	Domestic

●	Export

●	Government

●	Related parties

The Group recognizes an impairment loss or gain in the aggregate for all trade receivables as a provision with corresponding amount recognized in Administrative expenses.

The Group writes-off individual trade receivables when uncollected when they become 365 days past due.

3.4.7 Derecognition of financial assets

The Group derecognizes a financial asset only when the contractual rights to the asset’s cash flows expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another party. If the Group does not transfer or retain substantially all risks and rewards of ownership and continues to control the transferred asset, the Group recognizes its interest retained in the asset and an associated liability for the amounts to be paid. If the Group retains substantially all the risks and rewards of ownership of a transferred financial asset, the Group continues to recognize the financial asset and also recognizes a loan secured by the revenue received.

Upon derecognition of a financial asset measured at amortized cost, the difference between the carrying amount of the asset and the sum of the consideration received and receivable is recognized through profit or loss.

The Group also derecognizes a financial asset when there is information which indicates that the counterparty is in serious financial difficulty and there is no realistic prospect of recovery. The derecognized financial assets may still be subject to compliance activities in accordance with the Group’s recovery procedures, taking into account legal advice when appropriate. Any recovery is recognized through profit or loss.

Accounts receivable Factoring

As part of the regular business and in case of immediate cash needs, the Group could sell its accounts receivable (i.e., invoices) to a third party (factor) at a discount. The Group analyzes whether these transactions are with recourse or without recourse and applies the recognition criteria in IFRS 9 to assess whether the arrangement transfers substantially all risks and rewards to the factor. For arrangements with recourse, where substantially all risks and rewards have not been transferred, the cash received from the factor is accounted for as a secured borrowing.

Inventories, net	Inventories, net

Inventories are presented at the lower of acquisition cost or net realizable value. Cost is determined by the weighted average method. The net realizable value represents the estimated sale price less all the estimated termination and selling costs. The cost of finished products and products in progress includes the costs of raw materials, direct labor, other direct costs and the respective direct production expenses (based on normal operating capacity), excluding borrowing costs. Inventories are presented net of the allowances for obsolescence and, in consolidation, net of eliminations of unrealized profit on inventories.

Property, plant and equipment, net	Property, plant and equipment, net

Property, plant and equipment assets are measured at historical cost less accumulated depreciation and any impairment loss, except for those acquired in a business combination, which are then recorded at fair value; assets under construction and land are not depreciated. The cost of the property, plant and equipment is the fair value of the consideration initially provided to acquire or construct the item and prepare it for use. Subsequent costs incurred for repair and maintenance, are expensed in the consolidated statements of comprehensive income unless these costs meet the criteria for capitalization (i.e. extension of the useful life). Depreciation commences when the assets are ready for use.

Property, plant and equipment is depreciated based on the straight-line method over estimated useful lives.

An item of property, plant and equipment will be derecognized upon disposal or when future economic benefits from the continued use of the asset are no longer expected. The gain or loss arising from the derecognition is measured as the difference between the gain on sale and the carrying amount of the asset and is recognized through profit or loss.

The useful lives of property, plant and equipment are:

Buildings	20 - 40 years
Machinery and equipment	10 - 20 years
Furniture and fixtures	2 - 10 years
Other equipment	2 - 5 years

Intangible assets	Intangible assets

3.7.1 Intangible assets generated internally

Disbursements originated by research activities are recognized as an expense in the period in which they are incurred.

An intangible asset generated internally as a result of development activities (or the development phase of an internal project) is recognized if, and only if, the following conditions are met:

●	It is commercially and technically feasible to complete the production of the intangible asset so that it can be available for use or sale;

●	Management intends to complete the intangible asset in question in order to use or sell it or can demonstrate the way in which the intangible asset will likely generate future economic benefits;

●	Adequate technical, financial or other resources are available to complete the development and to use or sell the intangible asset; and

●	The Group is able to reliably measure the disbursement attributable to the intangible asset during its development.

The expenses incurred in developing new pharmaceutical technologies, combination of active ingredients and formulation improvements, meet the conditions of the previous paragraph, usually from the beginning of pilot batches (completion of the experimental batch stage), at which point management considers that achieving regulatory approval (sanitary registration) is a legal formality.

The amount initially recognized for an internally generated intangible asset will be the sum of the disbursements incurred once the element meets the recognition conditions. When an internally generated intangible asset cannot be recognized, development disbursements are charged through profit or loss in the period in which they are incurred.

Subsequent to initial recognition, an internally generated intangible asset will be accounted for at cost less accumulated amortization and the accumulated amount of impairment losses, on the same basis as intangible assets that are acquired separately.

3.7.2 Disposal of intangible assets

An intangible asset is written off at the time of its disposal, or when future economic benefits of its use or disposal are not expected. Gains or losses arising from the write-off of an intangible asset, measured as the difference between the net proceeds from the sale and the carrying amount of the asset, are recognized through profit or loss when the asset is written off.

3.7.3 Impairment of definite-lived tangible and intangible assets and intangibles not yet available for use, and other assets

At the end of each reporting period, the Group evaluates the carrying amounts of its definite-lived tangible and intangible assets and those intangibles not yet available for use in order to identify any indication that these assets have been impaired. In such a case, the recoverable amount of the asset is calculated in order to determine the extent of the impairment loss (if any). When it is not possible to estimate the recoverable amount of an individual asset, the Group calculates the recoverable amount of the cash generating unit to which the asset belongs. When a reasonable and consistent basis of distribution is identified, the common assets are also allocated to the individual cash generating units or distributed to the smallest group of cash generating units for which a reasonable and consistent distribution base can be identified.

The recoverable amount is the higher of the fair value less disposal costs and the value in use. When estimating the value in use, the estimated future cash flows are discounted to the present value, using a pre-tax discount rate that reflects the current market valuations with respect to the time value of money and the specific risks for the asset for which the future cash flow estimates have not been adjusted.

If the recoverable amount of an asset (or cash-generating unit) calculated is less than its carrying amount, the carrying amount of the asset (or cash-generating unit) is reduced to its recoverable amount. Impairment losses are recognized immediately through profit or loss. If an impairment loss is subsequently reversed, the carrying amount of the asset (or cash-generating unit) increases to the revised estimated value of its recoverable amount, so that the increased carrying amount does not exceed the carrying amount that would have been calculated if the impairment loss had not been recognized for said asset (or cash-generating unit) in previous years. The reversal of an impairment loss is automatically recognized through profit or loss.

3.7.4 Amortization of internally generated intangibles

Internally generated intangible assets such as licenses, bioequivalence studies, new platforms, tablet improvements, combinations and concentrations, and soft gel capsule improvements, among others, are of finite useful lives and their amortization period will begin only when the following two milestones are met:

●	The pre-industrial batch is completed with satisfactory results.

●	The regulatory body approves the corresponding sanitary registration.

When these milestones are met, the capitalized developments will have met the necessary conditions to generate economic benefits in accordance with management’s expectations, so the amortization of the assets begins using the straight-line method through profit or loss during the minimum projected time of generated economic benefits.

The amortization will also cease at the earliest of either the date when the asset is classified as held for sale or the date when the asset is derecognized.

3.7.5 Useful lives of intangibles

The following useful lives are used to calculate amortization:

Trademarks and sanitary records	3 – 20 years
Licenses, customers and agreements	3 – 10 years
Product development	3 years

Financial liabilities and equity instruments	Financial liabilities and equity instruments

3.8.1 Classification as debt or equity

Debt and equity instruments are classified as financial liabilities or equity in accordance with the substance of the contractual agreement and definitions of financial liability and equity instrument.

3.8.2 Equity instruments

An equity instrument consists of any contract that evidences a residual interest in the assets of an entity, after deducting all of its liabilities. Equity instruments issued by a Group entity are recognized for income received, net of direct issue costs.

The repurchase of equity instruments of the Group is recognized and deducted directly in equity. No gain or loss is recognized through profit or loss, arising from the purchase, sale, issue or cancellation of the equity instruments of the Group.

3.8.3 Financial liabilities

Financial liabilities are classified at their inception at fair value through profit or loss or at amortized cost, using the effective interest amortization method.

3.8.4 Warrant liabilities

The Group has warrants that are initially recognized at fair value on the date a derivative contract is entered into, and they are subsequently remeasured to their fair value at the end of each reporting period. Gains and losses will be recorded in profit or loss.

3.8.5 Shares held in escrow

The shares to be delivered, in an escrow, are initially recognized at fair value of the equity instruments granted for services received in an equity-settled share-based payment determined at grant date, and they are subsequently remeasured to their fair value at the end of each reporting period until they are released from escrow or are forfeited.

Trade and other payables, net	Trade and other payables, net

Trade and other payables are recognized when the Group has a legal or a constructive obligation, as a result of a past event, and it is probable that there may be an outflow of resources embodying economic benefits to settle the obligation and the obligation can be measured reliably. These amounts represent liabilities for goods and services provided to the Group prior to the end of financial year which are unpaid. The average credit period for purchases is between 90 and 180 days, including cases in which the invoices have been assigned by the supplier to third parties. Other payables correspond mainly to employment obligations and provisions.

Reverse factoring

Suppliers of the Group initiate and enter into reverse factoring arrangements in which the Group participates. Under such arrangements suppliers sell or assign their receivables from the Group to third parties (i.e. ‘the factor’), after which the Group pays and settles the underlying invoices directly with the factors. Provided that certain conditions are met, the invoices sold or assigned to factors remain classified within trade and other payables. The criteria are that: 1) the assignment is contractually initiated and decided by the supplier, 2) it does not extend the period in which the Group regularly pays the supplier, 3) the amount of the invoices is not modified, and there are no charges in this regard by third parties. Otherwise, the Group reclassifies those balances as a financial liability, other term loans with a corresponding reclassification from operating cash flows to financing cash flows, for the amount paid to factors.

Taxes	Taxes

Income tax expense represents the sum of current income tax payable and deferred tax.

3.10.1 Current tax

Current tax is based on the taxable income registered during the year. The taxable income differs from the income reported in the consolidated statement of profit or loss and other comprehensive income, due to the items of income or expenses that are taxable or deductible in other years and items that are never taxable or deductible. The liabilities of the Group for current tax purposes are calculated using the tax rates enacted or substantially approved at the end of the respective reporting period.

3.10.2 Deferred tax

Deferred tax is recognized on temporary differences between the carrying amount of the assets and liabilities included in the consolidated financial statements and the corresponding tax basis used to determine the taxable income. The deferred tax liability is generally recognized for all temporary tax differences. A deferred tax asset will be recognized, as a result of all deductible temporary differences, to the extent that it is likely that each entity will have future taxable income against which to charge those deductible temporary differences. These assets and liabilities are not recognized if the temporary differences arise from the initial recognition (rather than through a business combination) of other assets and liabilities in an operation that does not affect the taxable income or the accounting income. In addition, deferred tax liabilities are not recognized if the temporary difference arises from the initial recognition of goodwill.

A deferred liability should be recognized for taxable temporary differences associated with investments in subsidiaries and joint ventures, and interests in joint ventures, except for those in which the Group is able to control the reversal of the temporary difference and when there is a possibility that it cannot be reversed in the near future. Deferred tax assets arising from the deductible temporary differences associated with such investments and participation are only recognized to the extent that it is likely that each entity will have future taxable profits against which to charge those temporary differences and when there is the possibility that these can be reversed in the near future.

The carrying amount of a deferred tax asset must be reviewed at the end of each reporting period and reduced, to the extent that it is likely that it will not have sufficient taxable income in the future to allow all or part of the asset to be recovered.

Deferred tax assets and liabilities should be measured using the tax rates expected to be applied in the period in which the asset is realized or the liability is settled, based on the rates (and tax laws) enacted or substantively enacted at the end of the respective reporting period.

The measurement of deferred tax liabilities and deferred tax assets will reflect the tax consequences that would arise based on each Group company’s expectations, at the end of the reporting period, to recover or settle the carrying amount of their assets and liabilities.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and relate to taxes levied by the same tax authority on the same taxable entity, or on different taxable entities.

3.10.3 Current and deferred taxes

Current and deferred taxes should be recognized through profit or loss, except when they relate to items listed in other comprehensive income or directly in equity, in which case the current or deferred tax is also recognized though other comprehensive income or directly in the equity, respectively. In cases of business combinations, when the current tax or deferred tax arises from the initial accounting of the business combination, the tax effect is considered within the accounting of the business combination.

Provisions	Provisions

Provisions are recognized when (i) the Group has a present legal or constructive obligation as a result of past events, (ii) it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and (iii) a reliable estimate of the amount of the obligation can be made. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability.

3.11.1 Disputes and litigation

A provision for disputes and litigation is recognized when it is more likely than not that the Group will be required to make future payments as a result of past events, such items may include but are not limited to claims, lawsuits and actions relating to employment related disputes and claims from tax authorities.

Employee benefits	Employee benefits

Note 3.12.1. Retirement and termination benefit costs

Payments to defined contribution retirement benefit plans are recognized as an expense when employees has rendered service entitling them to the contributions. Payments made to state-managed retirement benefit plans are accounted for as payments to defined contribution plans where the Group’s obligations under the plans are equivalent to those arising in a defined contribution retirement benefit plan.

For defined benefit retirement benefit plans, the cost of providing benefits is determined using the Projected Unit Credit Method, with actuarial valuations being carried out at the end of each annual reporting period. Remeasurements for actuarial gains and losses are recognized immediately in the consolidated statement of financial position with a charge or credit to other comprehensive income in the period in which they occur. Remeasurements recognized in other comprehensive income are not reclassified. Past service cost is recognized in profit or loss when the plan amendment or curtailment occurs or when the Group recognizes related restructuring costs or termination benefits, if earlier. Gains or losses on settlement of a defined benefit plan are recognized when the settlement occurs. Net interest is calculated by applying a discount rate to the net defined benefit liability.

Defined benefit costs are split into three categories:

●	service cost, which includes current service cost, past service cost and gains and losses on curtailments and settlements;

●	net interest expense; and

●	remeasurements.

The retirement benefit obligation recognized in the consolidated statement of financial position represents the deficit or surplus in the Group’s defined benefit plans. Any surplus resulting from this calculation is limited to the present value of any economic benefits available in the form of refunds from the plans or reductions in future contributions to the plans.

A liability for a termination benefit is recognized at the earlier of when the Group can no longer withdraw the offer of the termination benefit and when the Group recognizes any related restructuring costs.

Discretionary contributions made by employees or third parties reduce service cost upon payment of these contributions to the plan.

The Group recognized a net interest expense within finance costs as of December 31, 2021 of $67 (2020: $60, 2019: $47) while remeasurements of the calculations are reflected in the Statement of Other Comprehensive Income. Remeasurements of the calculations represented a decrease of $195 (increase 2020: $47, decrease 2019: $122).

Note 3.12.2. Short-term and other long-term employee benefits

A liability is recognized for benefits accruing to employees in the form of wages and salaries, annual leave and sick leave in the period the related service is rendered at the undiscounted amount of the benefits expected to be paid in exchange for that service.

Liabilities recognized in respect of short-term employee benefits are measured at the undiscounted amount of the benefits expected to be paid in exchange for the related service.

Liabilities recognized in respect of other long-term employee benefits are measured at the present value of the estimated future cash outflows expected to be made by the Group in respect of services provided by employees up to the reporting date.

As of December 31, 2021, the Group recognized employee benefits costs within profit or loss as cost of sales of $25,051 (2020: $27,421, 2019: $23,688) and $62,200 (2020: $48,913, 2019: $52,956) as administrative expenses.

Revenue recognition	Revenue recognition

The Group recognizes revenues from the sale of pharmaceutical products and the provision of services primarily related to product development projects.

Revenue is measured based on the consideration specified in a contract with a customer and excludes balances collected on behalf of third parties. The Group recognizes revenue when transferring control of a product or service to a customer.

3.13.1 Sale of goods

Revenue from the sale of goods is recognized when the control of the goods is transferred (both in export and domestic operations) and the performance obligations have been fulfilled by the Group, which occurs when the product is delivered to the location specified by the customer, according to the negotiating conditions agreed upon. Revenues are reduced by discounts or rebates and other similar allowances estimated for customers.

3.13.2 License revenues

Revenue from the sale of intellectual property (licenses) is recognized based on the evaluation of whether an entity’s commitment to grant a license provides the customer with a right of access to intellectual property, which is transferred over time, or a right to use the intellectual property of an entity, which is transferred at a point in time.

The license is a commitment to provide a right of access to the entity’s intellectual property if all the following criteria are met:

●	the contract requires, or the customer reasonably expects, that the entity carries out activities that significantly affect the intellectual property to which the customer is entitled;

●	the rights granted by the license directly expose the customer to the positive or negative effects of the entity’s activities identified in subsection a above; and

●	those activities do not result in the transfer of a good or service to the customer as such activities take place.

If these criteria are not met, the license grants the customer a right to use the license, and the transaction is recognized when the license is granted to the customer.

3.13.3 Service provision

Revenue from service contracts are recognized based on the status of completion of the contract. If the Group transfers control of a service to satisfy the performance obligation over time, it then recognizes revenue over time, if one of the following criteria is met:

●	the customer simultaneously receives and consumes the benefits provided by the entity’s performance as the entity performs;

●	the entity’s performance creates or enhances an asset that the customer controls as it is created or enhanced; or

●	the entity’s performance does not create an asset with an alternative use for the entity and the entity has an enforceable right to payment for performance that has been completed to date.

3.13.4 Sale of trademarks and sanitary registration

Revenue from contracts for the sale of a trademark or sanitary registration are recognized at the point of the transfer of possession, use, enjoyment and other real and personal rights at the price agreed in the contract, fulfilling the following conditions:

●	The customer has the right to all the benefits of the commercial use of the trademark or sanitary registration.

●	The customer can redirect the use of the trademark or sanitary registration.

●	The customer is responsible for sales, marketing and advertising activities.

Segment reporting	Segment reporting

An operating segment is a component that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses that relate to transactions with any of the other components, and for which discrete financial information is available. The Group is engaged in the business of developing, producing and marketing pharmaceutical solutions and related activities and is considered an integrated international healthcare and pharmaceutical company across the three core therapeutic areas: hospitals/clinics, pharmacies (prescription) and over-the-counter (non-prescription).

The Group’s customer revenue recognition (external revenue) policy has been consistent with inter-segment revenue generated.

The Group’s business is organized and managed through a combination of geographical regions and business units through 39 legal entities, of which 23 are operating entities, divided in strategic divisions, which are its reportable segments. These divisions offer different products and services and are managed separately as they require different technology and marketing strategies.

The following summary describes the operations of each reportable segment:

Reportable segment	Operations
NextGel	Manufacturing and distribution of prescription and over-the-counter pharmaceutical products in USA, Brazil and Colombia
Procaps Colombia	Manufacturing and distribution of prescription and over-the-counter pharmaceutical products in Colombia
CAN	Manufacturing and distribution of prescription and over-the-counter pharmaceutical products in Northern Central America: Salvador, Guatemala, Nicaragua and Honduras
CASAND	Manufacturing and distribution of prescription and over-the-counter pharmaceutical products in Southern Central America (Panama and Costa Rica) and the North Andes District (Ecuador, Peru and Bolivia)
Diabetrics	Diabetes solutions and chronic disease management tool

The Group’s chief executive officer reviews the internal management reports of each division at least quarterly.

Principles of consolidation and equity accounting	Principles of consolidation and equity accounting

Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated statement of profit or loss, statement of comprehensive income, statement of changes in equity and balance sheet respectively.

3.15.1. Joint ventures

Joint ventures are arrangements whereby the Group maintains joint control of the underlying net assets of the arrangement with the counterparties. The Group holds a single 50% interest in one joint venture and the Group holds 50% of the voting rights and management board representation. Investments in joint ventures are accounted for using the equity method of accounting, after initially being recognized at cost.

3.15.2. Equity method

Under the equity method of accounting, the investments are initially recognized at cost and adjusted thereafter to recognize the Group’s share of the post-acquisition profits or losses of the investee in profit or loss, and the Group’s share of movements in other comprehensive income of the investee in other comprehensive income. Dividends received or receivable from joint ventures are recognized as a reduction in the carrying amount of the investment.

Where the Group’s share of losses in an equity-accounted investment equals or exceeds its interest in the entity, including any other unsecured long-term receivables, the Group does not recognize further losses, unless it has incurred obligations or made payments on behalf of the other entity.

Unrealized gains on transactions between the Group and its joint ventures are eliminated to the extent of the Group’s interest in these entities. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred.

Accounting policies of equity-accounted investees have been changed where necessary to ensure consistency with the policies adopted by the Group.

The carrying amount of equity-accounted investments is tested for impairment in accordance with the policy described in 3.7.3 Impairment of definite-lived tangible and intangible assets and intangibles not yet available for use, and other assets.

3.15.3. Changes in ownership interests

The Group treats transactions with non-controlling interests that do not result in a loss of control as transactions with equity owners of the Group. A change in ownership interest results in an adjustment between the carrying amounts of the controlling and non-controlling interests to reflect their relative interests in the subsidiary. Any difference between the amount of the adjustment to non-controlling interests and any consideration paid or received is recognized in a separate reserve within equity attributable to owners of the Group.

When the Group ceases to consolidate or equity account for an investment because of a loss of control, joint control or significant influence, any retained interest in the entity is remeasured to its fair value, with the change in carrying amount recognized in profit or loss. This fair value becomes the initial carrying amount for the purposes of subsequently accounting for the retained interest as an associate, joint venture or financial asset. In addition, any amounts previously recognized in other comprehensive income in respect of that entity are accounted for as if the Group had directly disposed of the related assets or liabilities. This may mean that amounts previously recognized in other comprehensive income are reclassified to profit or loss.

If the ownership interest in a joint venture or an associate is reduced but joint control or significant influence is retained, only a proportionate share of the amounts previously recognized in other comprehensive income are reclassified to profit or loss where appropriate.

Net losses per ordinary share	Net losses per ordinary share

Basic loss per ordinary share was computed by dividing basic net income attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding. Diluted income per ordinary share is computed by dividing diluted net income attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding plus dilutive potential ordinary shares, if any. Dilutive potential ordinary shares include outstanding warrants or other contracts to issue ordinary stock and are determined by applying the treasury stock method or if-converted method, as applicable, if dilutive.

As of December 31, 2021, 2020 and 2019, considering that the loss per fully diluted share shall be calculated based on the result for the year divided by the weighted average number of fully diluted shares; The Group would not include the effects of potentially dilutive ordinary shares as their effect would be anti-dilutive.

Number of shares prior to the Transaction are retrospectively adjusted as a capital restructuring for the equivalent number of shares received and on a pro rata basis for prior reporting periods.